Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related party transactions
Amounts due from affiliates	$ 3,880	$ 3,639
Amounts due to owners and affiliates	$ 3,291	$ 2,600